CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 127,049		$ 72,045		$ 38,228
Cost of revenue	46,047	[1]	24,531	[1]	13,253	[1]
Gross profit	81,002		47,514		24,975
Operating expenses:
Research and development	36,403	[1]	15,288	[1]	14,816	[1]
Sales and marketing	77,875	[1]	37,622	[1]	22,749	[1]
General and administrative	32,869	[1]	16,437	[1]	11,558	[1]
Total operating expenses	147,147	[1]	69,347	[1]	49,123	[1]
Operating loss	(66,145)		(21,833)		(24,148)
Other expense, net	(1,533)		(517)		(96)
Loss before provision for (benefit from) income taxes	(67,678)		(22,350)		(24,244)
Provision for (benefit from) income taxes	(263)		221		121
Net loss	(67,415)		(22,571)		(24,365)
Accretion of redeemable convertible preferred stock	(18)		(49)		(50)
Deemed dividend to investors in relation to the tender offer					(8,326)
Net loss attributable to common stockholders	$ (67,433)		$ (22,620)		$ (32,741)
Net loss per share attributable to common stockholders, basic and diluted	$ (1.26)		$ (1.04)		$ (1.67)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	53,571		21,674		19,629

[1]	Includes share-based compensation expense as follows: Year Ended December 31, 2012 2013 2014 Cost of revenue $ 129 $ 254 $ 2,464 Research and development 4,117 635 10,918 Sales and marketing 1,313 1,210 10,680 General and administrative 4,081 2,755 8,077